UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Bristlecone Value Partners, LLC
Address:          12301 Wilshire Boulevard,
                  Suite 320
                  Los Angeles, CA  90025
13F File Number:  28-11148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Jean-Luc Nouzille
Title:     Managing Partner
Phone:     310-806-4141

Signature,          Place,              and Date of Signing:
JEAN-LUC NOUZILLE   Los Angeles, CA     August 15, 2011

Report Type (Check only one.):
              [X] 13F HOLDINGS REPORT.
              [ ] 13F NOTICE.
              [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

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FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   36
Form 13F Information Table Value Total:   $28,174

List of Other Included Managers:

None


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
FORM 13F INFORMATION TABLE
								 VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000)PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
------------------------------ 	--------------- ---------	-------	-------	---	----	-------	-----------	-------	-------	--------
AMERICAN EXPRESS CO		COM		025816109	1122	24330	SH		SOLE			22175	0	2155
APOLLO GROUP INC		COM		037604105	1123	24935	SH		SOLE			22730	0	2205
BANK OF AMERICA CORPO		COM		060505104	365	47972	SH		SOLE			43275	0	4697
BANK OF AMERICA CORPO		*W EXP 1/26/2019060505146	238	82170	SH		SOLE			73835	0	8335
CEMEX SAB DE CV			SPON ADR NEW	151290889	446	83250	SH		SOLE			75664	0	7586
CISCO SYS INC			COM		17275R102	1064	75670	SH		SOLE			68640	0	7030
CINTAS CORP			COM		172908105	1151	40595	SH		SOLE			36980	0	3615
DELL INC			COM		24702R101	1433	99410	SH		SOLE			90455	0	8955
EOG RES INC			COM		26875P101	645	7104	SH		SOLE			6394	0	710
EXXON MOBIL CORP		COM		30231G102	1286	17951	SH		SOLE			16231	0	1720
GENERAL DYNAMICS CORP		COM		369550108	752	12049	SH		SOLE			10950	0	1099
HARLEY DAVIDSON INC		COM		412822108	1011	27100	SH		SOLE			24755	0	2345
INTEL CORP			COM		458140100	462	22435	SH		SOLE			20220	0	2215
JP MORGAN CHASE & CO		COM		46625H100	649	17825	SH		SOLE			16155	0	1670
LEGG MASON INC			COM		524901105	603	22940	SH		SOLE			20840	0	2100
LIBERTY MEDIA CORP NE		INT COM SER A	53071M104	814	56195	SH		SOLE			51366	0	4829
MARKEL CORP			COM		570535104	1071	2851	SH		SOLE			2603	0	248
MAXIM INTEGRATED PROD		COM		57772K101	475	21765	SH		SOLE			19795	0	1970
MEDTRONIC INC			COM		585055106	1040	32735	SH		SOLE			29750	0	2985
MOTOROLA SOLUTIONS IN		COM		620076307	633	15636	SH		SOLE			14275		1361
MOTOROLA MOBILITY HLD		COM		620097105	321	13894	SH		SOLE			12659	0	1235
NRG ENERGY INC COM NE		COM NEW		629377508	1169	54430	SH		SOLE			49640	0	4790
NESTLE S A ADR SPON R		SPON ADR NEW	641069406	524	8300	SH		SOLE			7515	0	785
NOVARTIS A G			SPON ADR NEW	66987V109	855	14920	SH		SOLE			13525	0	1395
PFIZER INC			COM		717081103	1229	69848	SH		SOLE			63338	0	6510
PROGRESSIVE CORP OHIO		COM		743315103	949	51530	SH		SOLE			46860	0	4670
SPRINT NEXTEL CORP		COM SER 1	852061100	741	226026	SH		SOLE			205791	0	20235
VULCAN MATLS CO			COM		929160109	890	27560	SH		SOLE			25065	0	2495
WAL MART STORES INC		COM		931142103	631	12417	SH		SOLE			11362	0	1055
WALGREEN COMPANY		COM		931422109	459	12650	SH		SOLE			11580	0	1070
WASHINGTON POST CO		CL B		939640108	789	2208	SH		SOLE			2014	0	194
WELLS FARGO & CO NEW		COM		949746101	1379	55655	SH		SOLE			50800	0	4855
WEYERHAEUSER CO			COM		962166104	424	24805	SH		SOLE			22506	0	2299
COVIDIEN PLC			SHS		G2554F113	593	12609	SH		SOLE			11529	0	1080
TE CONNECTIVITY			SHS		H84989104	356	12273	SH		SOLE			11113	0	1160
TYCO INTERNATIONAL LT		SHS		H89128104	482	12041	SH		SOLE			10981	0	1060